Background (Details) $ in Millions		12 Months Ended
	Feb. 01, 2019 USD ($)	Dec. 31, 2019 USD ($) state shares	Dec. 31, 2018
Vectren [Member]
Cash paid to acquire Vectren | $	$ 6,000	$ 5,982
Enable Midstream Partners [Member]
Ownership percentage of equity method investment		53.70%	54.00%
Enable Midstream Partners [Member] | Series A Preferred Units [Member]
Preferred units held | shares		14,520,000
Enable GP, LLC [Member]
Management rights ownership percentage		50.00%
Incentive distribution right		40.00%
Natural Gas Distribution [Member]
Number of States in which the Entity Performs Gas Delivery Services		48
CenterPoint Energy Resources Corp. | Natural Gas Distribution [Member]
Number of states in which entity operates		6
Number of States in which the Entity Performs Gas Delivery Services		48
CenterPoint Energy Resources Corp. | Energy Services [Member]
Number of states in which entity operates		30